Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	¥ 62,247		¥ 77,035
Less: Accumulated depreciation	(7,333)		(10,882)
Less: Impairment	(6,845)		(6,709)
Total	48,069	$ 6,874	59,444
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	44,270		54,200
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	16,504		21,162
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	1,073		1,144
Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	¥ 400		¥ 529